REVENUES	12 Months Ended
Dec. 31, 2011
REVENUES
13	REVENUES

Revenues by each major category are analyzed as follows:

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Room accommodation	1,082,565	1,345,457	1,752,107	278,381
Revenue from managed hotels	7,652	89,702	179,334	28,493
Food, beverage and others sales	21,954	31,013	35,073	5,573
Souvenir card sales	28,458	20,466	34,917	5,548
Membership credit points sales	-	8,453	130	21
Membership reward program	686	3,102	1,174	187
Deferred rebate income	-	716	643	102
Total revenues	1,141,315	1,498,909	2,003,378	318,305